UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2014 - June 30, 2015

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record

Fund Name : The Tax-Exempt Fund of Maryland
Fund Name : The Tax-Exempt Fund of Virginia

Reporting Period: July 01, 2014 - June 30, 2015

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

(Registrant)

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: August 27, 2015